SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Share Options Granted

The following table summarizes the share options granted to the Group’s employees during the year ended December 31, 2013:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2013	22,868,208	3.81	0.95	4.10	—
Granted	16,320,895	3.06	4.32
Forfeited	(525,190)	3.81	0.95
Exercised	(3,116,736)

Outstanding, December 31, 2013	35,547,177	3.47	2.50	3.56	267,320

Vested and expected to vest at December 31, 2013	35,547,177	3.47	2.50	3.56	267,320
Exercisable at December 31, 2013	6,859,610	3.81	0.95	4.10	49,234

The following table summarizes the share options granted to the employees of VODone during the year ended December 31, 2013:

Options granted to employees of VODone	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2013	2,431,592	3.81	0.95	3.10	—
Granted	—
Forfeited	(170,971)
Exercised	(66,458)

Outstanding, December 31, 2013	2,194,163	3.81	0.95	3.10	15,749

Vested and expected to vest at December 31, 2013	2,194,163	3.81	0.95	3.10	15,749
Exercisable at December 31, 2013	1,063,822	3.81	0.95	3.10	7,636

Options granted to non-employees of the Group

On February 8, 2013, the Company granted options under the 2011 Share Option Scheme to purchase 60,000 ADS to a third-party individual consultant who provides consultancy service to the Company, at an exercise price of US$6.50 per ADS with a contractual life of five years. Pursuant to the share options agreement, (i) 25% of the share options are vested and exercisable on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant. RMB308 (US$51) was recorded as compensation cost with a corresponding credit to additional paid-in capital for the year ended December 31, 2013.

The following table summarizes the share options granted to non-employees of the Group during the year ended December 31, 2013:

Options granted to non-employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2013	—	—	—	—	—
Granted	840,000
Forfeited	—
Exercised	—

Outstanding, December 31, 2013	840,000	2.92	5.12	4.10	6,781

Vested and expected to vest at December 31, 2013	840,000	2.92	5.12	4.10	6,781
Exercisable at December 31, 2013	—	2.92	5.12	4.10	1,695

Summary of RSUs Granted

The following table summarizes the RSUs granted by the Company for the year ended December 31 2013:

RSUs granted by the Company	Outstanding RSUs	Weighted average grant date fair value
		RMB
Unvested, January1, 2013	1,394,250	5,136
Granted	—	—
Cancelled	—	—
Vested	(464,750)	(1,712)
Forfeited	(51,758)	(191)

Unvested, December 31, 2013	877,742	3,233

Assumptions Used to Estimate Grant Date Fair Value of Warrants Granted

The fair value of the warrants granted during the year ended December 31, 2013 at their respective issuance date was estimated by the Company, with the assistance of an independent valuation firm, using the Black Scholes option pricing model or the binomial option pricing model with the following assumptions:

Risk-free interest rate.	0.35%~1.25%
Expected dividend yield	—
Expected volatility range	44.49%~50.1%
Weighted average expected life	2 years
Suboptimal exercise factor	2
Estimated forfeiture rate	0%

VODone Limited
Summary of Share Options Granted

The following table summarizes the share options granted by VODone to the Group’s employees for the year ended December 31, 2013:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January1, 2013	6,200,000	1.89	0.46
Granted	—
Expired	(6,200,000)

Outstanding, December 31, 2013	—	—	—	—	—

		—	—
Vested at December 31, 2013	—	—	—	—	—
Exercisable at December 31, 2013	—	—	—	—	—

Assumptions Used to Estimate Grant Date Fair Value of Equity Awards Granted

The grant date fair value of the equity awards granted by VODone to the Group’s employees was estimated using the Black-Scholes option pricing model with the following assumptions:

November 18, 2010
Risk-free interest rate	0.26%
Dividend yield	0.6%
Expected volatility range	53.12%
Weighted average expected life	1 year
Estimated forfeiture rate	—

VODone Limited | Monte Carlo Simulation Valuation Model
Assumptions Used to Estimate Grant Date Fair Value of Equity Awards Granted

The grant date fair value of the equity awards granted during the years ended December 31, 2012 and 2013 was estimated using the Monte Carlo simulation model and the binomial option pricing model, respectively, with the following assumptions:

	February 6, 2012	February 8, 2013
Risk-free interest rate	0.75%	0.79%~0.84%
Dividend yield	2.00%	—
Expected volatility rate	51.64%	49.43%~ 50.02%
Weighted-average expected life	5.00	5.00
Estimated forfeiture rate	—	—
Suboptimal exercise factor	Not applicable	2
Fair value of the Company’s ordinary shares	RMB3.25	US$0.24~US$0.66